Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Intrinsic Value Fund))	0 Months Ended
Mar. 01, 2013
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.51%
5 Years	0.59%
Performance Since 8/1/2006	2.26%
Class R
Average Annual Return:
1 Year	19.35%
5 Years	2.88%
Performance Since 8/1/2006	5.45%
Inception Date of Share Class	Mar. 01, 2013